Short-term and restricted bank deposits (Schedule of short-term bank deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Short Term Bank Deposits [Abstract]
Restricted bank deposits		$ 167	[1]	$ 0	[2]
USD bank deposits	[3]	29,675		0
Short-term and restricted bank deposits		$ 29,842		$ 0

[1]	Restricted bank deposits which are primarily used as security for the Company’s office leases.
[2]	Restricted bank deposits which are primarily used as security for the Company’s office leases.
[3]	The USD deposits bear annual interest of 6.26%-6.55% for the period of 91-365 days for 2023.